Commitments and Contingencies (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Employment Agreement Minimum Compensation [Line Items]
2014	$ 1,415,708
2015	789,990
2016	448,000
2017	340,000
2018	62,000
Total	$ 3,055,698